SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES
Year-end HKD:US$ exchange rate	$ 0.12903	$ 0.12754	$ 0.12898	$ 0.12840
Annual average HKD:US$ exchange rate	$ 0.12890	$ 0.12757	$ 0.12892	$ 0.12762